Schedule of Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 914,905	$ 1,349,923	$ 835,186
Work-in-process	2,014,890	1,243,542	944,873
Finished goods – cannabis related products	1,206,998	1,629,452	1,508,802
Total inventory	$ 4,136,793	$ 4,222,917	$ 3,288,861